FINANCIAL RISK FACTORS - Credit Risk (Details) - USD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
cash and cash equivalent
FINANCIAL RISK FACTORS
Exposure to credit risk	$ 1.8	$ 1.8